Intangible Assets	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]	Intangible Assets
The following table summarizes intangible assets, net (in thousands):

	September 30, 2021	December 31, 2020
Developed technology	$13,117	$13,117
Supplier agreement	12,967	1,560
Channel partner relationships	730	730
Capitalized development costs(1)	3,213	3,116
Customer relationships	380	380
	30,407	18,903
Accumulated amortization:
Developed technology	(13,117)	(13,117)
Supplier agreement	(489)	(43)
Channel partner relationships	(568)	(477)
Capitalized development costs(1)	(2,897)	(2,518)
Customer relationships	(350)	(340)
	(17,421)	(16,495)
Total finite-lived assets, net	12,986	2,408
Indefinite-lived intangible assets - trade names	200	200
Total intangible assets, net	$13,186	$2,608
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(1)    Includes the impact of foreign currency exchange rate fluctuations.
Amortization expense of intangible assets was $524,000 and $258,000 during the three months ended September 30, 2021 and 2020, respectively. Amortization expense of intangible assets was $834,000 and $740,000 during the nine months ended September 30, 2021 and 2020, respectively. Estimated amortization expense for intangible assets is expected to be approximately $2.4 million for the remainder of 2021 and $9.3 million, $127,000, $105,000, $104,000, and $104,000 in fiscal 2022, 2023, 2024, 2025 and 2026, respectively.
Hertford Asset Acquisition
On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide an exclusive right to assume all of Hertford’s rights to a number of bitcoin mining agreements (the “Bitcoin Agreements”) and the right to complete negotiations to secure a long-term contract for 200,000 square foot crypto mining facility (the “Mining Facility Agreement”). The Company has assumed and executed the first Bitcoin Agreement directly with the manufacturer, for the purchase of up to 60,000 new bitcoin mining machines, with deliveries to commence in November 2021 and continue over the course of the next 14 months. In exchange for the assignment of the Bitcoin Agreements and the Mining Facility Agreement, for which the Company has the right, but not the obligation, to complete, and subject to receipt of all necessary regulatory approvals and execution of definitive agreements, the Company will issue to Hertford common shares, as well as issue shares of Series H Preferred Shares of the Company, based upon the achievement of certain milestones. On August 12, 2021, the Company issued 4,500,000 common shares with a fair value of $11.4 million to Hertford in satisfaction of assignment of the Bitcoin Agreements and the Mining Facility Agreement to the Company. Additional consideration will be granted as other key milestones are achieved. The common shares issued by the Company are subject to lock up and leak out agreements for a period of two years, with the initial release starting six months from the anniversary of the Hertford Agreement. The Company issued 135,000 common shares in satisfaction of a $456,000 finder’s fee to Majestic Dragon Financial Services Ltd. which is included in general and administrative expense in the consolidated statements of operations.
Supplier Agreement Acquisition
On August 3, 2020, Dale Allan Peters (“Peters”), as the beneficial shareholder of 101250 Investments Ltd. (“101 Invest”), a company existing under the laws of the Turks & Caicos Islands and a water partner of Rainmaker, entered into a Share Purchase Agreement (the “101 Invest Purchase Agreement”) with the Company. As a result of the 101 Invest Purchase Agreement, 101 Invest is a wholly-owned subsidiary of the Company. Under the terms of the 101 Invest Purchase Agreement, the Company issued 480,000 common shares at $3.25 per share to Greenfield Investments Ltd. for a purchase price of $1,560,000. The common shares contain a legend, either statutory or contractual, which restricted the resale of the common shares for a period of six-months and one day from the closing date. 101 Invest has exclusive rights to deliver the Rainmaker water solution to three Turks and Caicos island communities - Plantation Hills, Blue Sky and Village Estates.